Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions	Related Party Transactions
Certain Plan investments are managed by the Trustee and Investment Managers, and therefore qualify as party-in-interest transactions. The expenses of administering the Plan are paid by the Company, except for certain Trustee and Investment Manager fees which are charged to the Plan. Additionally, certain investment management fees are charged to the individual funds in the Plan and are included in the net appreciation in the fair value of investments in the Statement of Changes in Net Assets Available for Plan Benefits. Plan investments in the common stock of the Company also qualify as party-in-interest transactions. At December 31, 2025 and 2024, the Stock Fund held 277,462 and 297,064 shares, respectively, of common stock in Moody’s Corporation, the Plan sponsor, with a cost basis of $11 million at both December 31, 2025 and 2024. The Plan earned dividends of approximately $1 million from Moody’s Corporation common stock during both of the years ended December 31, 2025 and 2024.